Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.3%
Nemak SAB de CV(a)(b)	24,160,512	$5,286,003

Banks — 17.0%
Banco del Bajio SA(a)	6,794,489	21,547,080
Grupo Financiero Banorte SAB de CV, Class O	20,919,694	194,532,618
Grupo Financiero Inbursa SAB de CV, Class O(b)(c)	18,180,423	44,434,404
Regional SAB de CV	2,238,952	19,264,127
		279,778,229
Beverages — 16.7%
Arca Continental SAB de CV	4,231,686	43,209,806
Coca-Cola Femsa SAB de CV	3,943,636	33,145,751
Fomento Economico Mexicano SAB de CV	15,683,202	199,447,601
		275,803,158
Building Products — 0.3%
Grupo Rotoplas SAB de CV(c)	3,101,203	4,758,445

Capital Markets — 0.5%
Bolsa Mexicana de Valores SAB de CV	4,686,056	8,922,352

Chemicals — 1.3%
Alpek SAB de CV	3,478,597	2,625,696
Orbia Advance Corp. SAB de CV	8,914,676	19,037,069
		21,662,765
Construction Materials — 5.3%
Cemex SAB de CV, NVS(b)	103,656,736	72,034,822
GCC SAB de CV	1,653,833	16,194,109
		88,228,931
Consumer Finance — 0.8%
Gentera SAB de CV	11,144,079	12,890,264

Consumer Staples Distribution & Retail — 10.7%
La Comer SAB de CV	5,000,454	10,689,861
Wal-Mart de Mexico SAB de CV	42,118,457	165,117,641
		175,807,502
Diversified REITs — 2.8%
Concentradora Fibra Danhos SA de CV(c)	4,438,482	4,934,628
Fibra Uno Administracion SA de CV	26,131,877	42,052,334
		46,986,962
Diversified Telecommunication Services — 1.3%
Operadora De Sites Mexicanos SAB de CV(c)	12,313,184	15,476,110
Sitios Latinoamerica SAB de CV(b)(c)	13,154,678	5,392,596
		20,868,706
Food Products — 5.4%
Gruma SAB de CV, Class B	1,803,179	33,417,235
Grupo Bimbo SAB de CV, Series A	11,038,589	55,699,798
		89,117,033
Ground Transportation — 0.5%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	4,572,931	7,888,132

Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV(b)	5,314,894	18,562,425

Household Products — 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A	13,334,506	26,978,412

Industrial Conglomerates — 3.7%
Alfa SAB de CV, Class A	26,305,397	19,189,301
Grupo Carso SAB de CV, Series A1(c)	4,624,706	42,488,663
		61,677,964
Security	Shares	Value

Industrial REITs — 3.3%
FIBRA Macquarie Mexico(a)(c)	7,566,030	$13,216,648
PLA Administradora Industrial S. de RL de CV(c)	7,502,387	13,433,758
Prologis Property Mexico SA de CV	6,337,983	27,288,158
		53,938,564
Insurance — 1.1%
Qualitas Controladora SAB de CV	2,015,632	18,410,333

Media — 1.1%
Grupo Televisa SAB, CPO(c)	20,257,313	12,899,553
Megacable Holdings SAB de CV, CPO	2,459,925	5,805,471
		18,705,024
Metals & Mining — 5.9%
Grupo Mexico SAB de CV, Series B	15,957,385	73,142,034
Industrias Penoles SAB de CV(b)(c)	1,630,706	23,918,148
		97,060,182
Passenger Airlines — 0.4%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	8,367,249	6,696,304

Pharmaceuticals — 0.4%
Genomma Lab Internacional SAB de CV, Class B	9,009,992	7,304,067

Real Estate Management & Development — 1.7%
Corp Inmobiliaria Vesta SAB de CV	7,293,137	27,512,240

Transportation Infrastructure — 8.0%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,573,313	23,364,796
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,211,582	48,919,373
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,627,796	38,432,237
Promotora y Operadora de Infraestructura SAB de CV	2,077,892	20,448,127
		131,164,533
Wireless Telecommunication Services — 8.3%
America Movil SAB de CV	151,050,078	136,626,463

Total Long-Term Investments — 99.5%
(Cost: $1,745,195,206)		1,642,634,993

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	17,089,567	17,098,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	1,750,000	1,750,000

Total Short-Term Securities — 1.2%
(Cost: $18,843,488)		18,848,112

Total Investments — 100.7%
(Cost: $1,764,038,694)		1,661,483,105

Liabilities in Excess of Other Assets — (0.7)%		(10,956,037)

Net Assets — 100.0%		$1,650,527,068

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2023

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,074,705	$1,020,408	(a)	$—	$3,138	$(139)	$17,098,112	17,089,567	$41,889	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	1,080,000	(a)	—	—	—	1,750,000	1,750,000	9,654		—
					$3,138	$(139)	$18,848,112		$51,543		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mexican BOLSA Index	245	12/15/23	$7,630	$263,798

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,642,634,993	$—	$—	$1,642,634,993

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$18,848,112	$—	$—	$18,848,112
	$1,661,483,105	$—	$—	$1,661,483,105
Derivative Financial Instruments(a)
Assets
Equity Contracts	$263,798	$—	$—	$263,798

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

3